long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($) item	Dec. 31, 2025 USD ($) item	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
TELUS Corporation credit facilities
Net available	$ 1,798				$ 1,346
Long-term debt	30,539				28,854
Gross available revolving credit facility	$ 2,750				2,750
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Number of financial ratio tests | item	2	2
Gross available revolving credit facility	$ 2,750				2,750
Letters of credit outstanding	$ 67				62
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio	4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio	2
TELUS Corporation unsecured non-revolving credit facilities
TELUS Corporation credit facilities
Unsecured non-revolving bank credit facility			$ 600
TELUS Corporation unsecured non-revolving credit facility, maturing July 9, 2024
TELUS Corporation credit facilities
Long-term debt			$ 574	$ 415
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Effective average interest rate	4.80%	4.80%
Long-term debt	$ 952	$ 700			$ 1,404	$ 1,000
Gross available revolving credit facility	$ 2,100
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility		$ 1,500